GS Mortgage Securities Corp. ABS-15G

Exhibit 99.3 - Schedule 7

Seller	Alt Loan ID	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	20251107001	XXXXXX	XXXXXX	XXXXXX	Closed	2024-09-24 19:06	2024-10-03 19:20	Acknowledged	2 - Non-Material	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing	Acknowledged-Acknowledged by Client. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-10/03/2024 Open-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/24/2024		Acknowledged-Acknowledged by Client. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-10/03/2024				XX	Primary Residence	Purchase	NA	2447263	Investor Post-Close	No